Operating segments - Summary of Revenue from Sales Based on Destination (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Inventory sold	$ 26,168,469	$ 45,734,361
Canada
Disclosure Of Geographical Areas [Line Items]
Inventory sold	11,494,565	15,793,572
United States
Disclosure Of Geographical Areas [Line Items]
Inventory sold	11,581,085	23,795,544
Belgium
Disclosure Of Geographical Areas [Line Items]
Inventory sold		2,363,275
China
Disclosure Of Geographical Areas [Line Items]
Inventory sold	1,254,964	1,493,165
France
Disclosure Of Geographical Areas [Line Items]
Inventory sold	467,473	809,127
Uruguay
Disclosure Of Geographical Areas [Line Items]
Inventory sold	779,613	51,144
Other Countries
Disclosure Of Geographical Areas [Line Items]
Inventory sold	$ 590,769	$ 1,428,534